Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Ship-management Fees	$ 1,177	$ 728	$ 702
Total	13,367	11,623	12,481
Related Party [Member]
Related Party Transaction [Line Items]
Charter hire commissions	644	575	735
Ship-management Fees	1,177	728	702
Administration Fees	1,958	1,812	1,652
Total	$ 3,779	$ 3,115	$ 3,089